Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Average statutory tax rate	27.00%	26.00%
Income (loss) before income taxes	$ (128,704)	$ 30,388
Expected income tax expense (recovery)	(34,750)	7,901
Loss associated with loss of control	47,312	0
Permanent differences	(608)	(184)
Trueup prior year balances	(564)	3,688
Effect of differences in tax rate in foreign jurisdictions	(7,164)	3,214
Change in unrecognized tax assets	7,240	9,099
Withholding tax	1,079	1,301
Foreign exchange and other	(36)	(944)
Income tax expense	$ 12,509	$ 24,075